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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.       Name and address of issuer:
                   Keystone Strategic Growth Fund (K-2) (formerly named Keystone Custodian Funds, Series K-2
                   200 Berkeley Street
                   Boston, MA  02116-5034

2. Name of each series or class of funds for which this notice is filed: not applicable

3.       Investment Company Act File Number:  811-97

         Securities Act File Number:  2-10660

4.       Last day of fiscal year for which this notice is filed:
                October 31, 1995

5. Check box if this notice is being filed for more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ].

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction a.6): not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 11,028,432

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 8,893,837

9. Number and aggregate sale price of securities sold during the fiscal year: 13,738,532
                         $101,411,115

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: -0-
                      $0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
         plans, if applicable (see Instruction B.7):   3,996,685
                                                     $30,894,379


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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2
                  (from Item 10):                                   $0
                                                                    ------------

         (ii)     Aggregate price of shares issued
                  in connection with dividend
                  reinvestment plans (from Item 11,
                  if applicable):                                   +$30,894,379
                                                                    ------------

        (iii)     Aggregate price of shares redeemed
                  or repurchased during the fiscal
                  year (if applicable):                             -$91,086,307
                                                                    ------------

         (iv)     Aggregate price of shares redeemed
                  or repurchased and previously applied
                  as a reduction to filing fees pursuant
                  to rule 24e-2 (if applicable):                    +$0
                                                                    ------------

         (v)      Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                           ($60,191,928)
                                                                    ------------

         (vi)     Multiplier prescribed by
                  Section 6(b) of the Securities
                  Act of 1933 or other applicable
                  law or regulation
                  (see Instruction C.6):                            x 1/2900
                                                                    ------------

        (vii)     Fee due [line (i) or line (v)
                  multiplied by line (vi)]                          $-0-
                                                                    ------------

INSTRUCTION:               Issuers should complete lines (ii), (iii), (iv), and
                           (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year (see
                           Instruction C.3.).

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a): [ ].

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         BY:      /s/ Melina M. T. Murphy
                  ------------------------------
                 (Name)  Melina M. T. Murphy
                 (Title)  Assistant Secretary


         DATE:   December 28, 1995
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